CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
Income (loss) for the year	$ 453,932	$ (467,711)	$ (391,723)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Amortization	124,957	139,323	146,210
Change in asset retirement obligation	(10,799)	70,971	48,634
Stock-based compensation	103,001	104,519	124,458
Warrant expense (gain)	0	1,000	0
Unrealized foreign exchange loss (gain)	(25,799)	(12,405)	11,848
Purchase of trading securities	(169,035)	(253,554)	(62,742)
Proceeds on sale of trading securities	216,668	150,193	15,329
Net (gain) loss on sales of trading securities	(43,551)	(31,612)	15,363
Provision for doubtful debts	0	0	97,493
Changes in non-cash working capital items:
(Increase) decrease in receivables and other assets	154,804	(158,591)	(26,082)
(Increase) decrease in inventory	85,266	(186,725)	36,006
Increase (decrease) in accounts payable and accrued liabilities	(32,357)	22,892	15,923
Net cash provided by (used in) operating activities	857,087	(621,700)	30,717
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of equipment	(299,318)	0	0
Restricted cash	(25,000)	0	0
Net cash used in investing activities	(324,318)	0	0
CASH FLOWS FROM FINANCING ACTIVITIES
Issuances of capital stock, net of financing costs	0	693,728	0
Proceeds from exercise of options	18,560	48,756	0
Repurchase of capital stock	(100,239)	(69,774)	(18,901)
Net cash provided by (used in) financing activities	(81,679)	672,710	(18,901)
Change in cash and cash equivalents during the year	451,090	51,010	11,816
Cash and cash equivalents, beginning of the year	913,562	862,552	850,736
Cash and cash equivalents, end of the year	$ 1,364,652	$ 913,562	$ 862,552